Schedule I Condensed Financial Information Parent	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure

OVERSEAS SHIPHOLDING GROUP, INC. AND SUBSIDIARIES

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT

OVERSEAS SHIPHOLDING GROUP, INC.

CONDENSED BALANCE SHEETS

AT DECEMBER 31

(DOLLARS IN THOUSANDS)

	2015	2014
ASSETS
Current Assets:
Cash and cash equivalents	$15,395	$117,092
Restricted cash	10,583	53,085
Income taxes recoverable	719	55,526
Prepaid expenses and other current assets	1,115	6,108
Total Current Assets	27,812	231,811
Investments in affiliated companies and subsidiaries	1,886,307	1,851,617
Intercompany receivables	6,857	1,904
Other assets	145	570
Total Assets	$1,921,121	$2,085,902

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other current liabilities	$12,905	$29,403
Income taxes payable	50	56
Total Current Liabilities	12,955	29,459
Reserve for uncertain tax positions	2,283	34,520
Long-term debt	116,426	446,000
Deferred income taxes	208,432	283,277
Intercompany payables	537	6,559
Total Liabilities	340,633	799,815

Equity:
Common stock - Class A ($0.01 par value; 1,000,000,000 shares authorized;
364,655,658 and 310,744,763 shares issued and outstanding)	3,646	3,108
Common stock - Class B ($0.01 par value; 7,926,805 shares authorized;
7,393,481 and 5,017,330 shares issued and outstanding)	74	50
Paid-in additional capital	1,651,511	1,507,334
Accumulated deficit	(1,282)	(141,025)
	1,653,949	1,369,467
Accumulated other comprehensive loss	(73,461)	(83,380)
Total Equity	1,580,488	1,286,087
Total Liabilities and Equity	$1,921,121	$2,085,902

See notes to condensed financial statements

OVERSEAS SHIPHOLDING GROUP, INC. AND SUBSIDIARIES

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT

OVERSEAS SHIPHOLDING GROUP, INC.

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS)

FOR THE YEARS ENDED DECEMBER 31

DOLLARS IN THOUSANDS

	2015	2014	2013

Operating Expenses
General and administrative	$935	$9,435	$7,096
Total Operating Expenses	935	9,435	7,096
Equity in income/(loss) of affiliated companies and subsidiaries	250,929	50,741	(585,355)
Operating income/(loss)	249,994	41,306	(592,451)
Other (expense)/income	(26,511)	1,511	2,519
Income/(loss) before interest expense, reorganization items and income taxes	223,483	42,817	(589,932)
Interest expense	(32,669)	(160,461)	-
Income/(loss) before reorganization items and income taxes	190,814	(117,644)	(589,932)
Reorganization items, net	(7,888)	(150,189)	(68,315)
Income/(loss) before income taxes	182,926	(267,833)	(658,247)
Income tax benefit	101,034	115,560	20,017
Net Income/(Loss)	283,960	(152,273)	(638,230)

Other comprehensive income/(loss), net of tax:
Net change in unrealized holding losses on available-for-sale securities	-	-	(49)
Change in unrealized losses on cash flow hedges	6,927	(2,284)	39,674
Defined benefit pension and other postretirement benefit plans:
Net change in unrecognized transition obligation	-	4	5
Net change in unrecognized prior service cost	(211)	(77)	(237)
Net change in unrecognized actuarial losses	3,203	(11,679)	5,044
Other comprehensive income/(loss)	9,919	(14,036)	44,437
Comprehensive Income/(Loss)	$293,879	$(166,309)	$(593,793)

See notes to condensed financial statements

OVERSEAS SHIPHOLDING GROUP, INC. AND SUBSIDIARIES

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT

OVERSEAS SHIPHOLDING GROUP, INC.

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31

DOLLARS IN THOUSANDS

	2015	2014	2013

Cash Flows from Operating Activities:
Net cash provided by/(used in) operating activities	$162,118	$(84,829)	$(137,651)

Cash Flows from Investing Activities:
Change in restricted cash	42,502	(53,085)	-
Contributions to subsidiaries	(1,633)	(14,316)	-
Distributions from affiliated companies and subsidiaries	25,000	392,414	-
Net cash provided by investing activities	65,869	325,013	-

Cash Flows from Financing Activities:
Issuance of common stock, net of issuance costs	-	1,510,000	-
Purchases of treasury stock	-	(162)	(42)
Payments on debt	-	(1,335,603)	-
Repurchase of debt	(326,051)	-	-
Repurchase of common stock warrants	(3,633)	-	-
Payment on debt of subsidiaries guaranteed by the Parent	-	(477,835)	-
Net cash used in financing activities	(329,684)	(303,600)	(42)

Net decrease in cash and cash equivalents	(101,697)	(63,416)	(137,693)
Cash and cash equivalents at beginning of year	117,092	180,508	318,201
Cash and cash equivalents at end of year	$15,395	$117,092	$180,508

See notes to condensed financial statements